Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

Note 8. Leases

The Company leases its office and manufacturing facilities under four non-cancellable operating leases, with expiration dates ranging from 2024 to 2032. Each lease includes options to extend and a provision for renewal at the prevailing market rate at the time of renewal, as specified in the agreements.

As noted above in Note 6, Balance Sheet Components, the manufacturing facility operating lease at Campbell (“McGlincy”) was terminated on March 31, 2023, and is no longer in use. The Company’s right-of-use assets and lease liabilities related to McGlincy were amortized in full over the life of the lease. Additionally, the Company exited from its two facilities at Campbell (Division) on December 31, 2023, which are no longer in use, however the lease agreement was not terminated. On November 20, 2024, the Company exited the Augsburg Technology Center lease for which no lease termination costs were incurred.

Total ROU assets and lease liabilities are as follows:

	December 31,
	2024	2023
	(In thousands)
Right-of-use assets:
Net book value (Other assets)	$8,774	$10,672
Operating lease liabilities:
Current (Accrued expense and other current liabilities)	$1,612	$2,153
Noncurrent (Other noncurrent liabilities)	8,361	9,973
	9,973	12,126
Financing lease liabilities:
Current (Accrued expense and other current liabilities)	$142	$113
Noncurrent (Other noncurrent liabilities)	114	203
	$256	$316
Total lease liabilities	$10,229	$12,442

There were no impairments recorded related to these assets as of December 31, 2024 and 2023.

Velo3D, Inc.

Notes to Consolidated Financial Statements

Information about lease-related balances were as follows:

	December 31,
	2024	2023
	(In thousands, except years and percentages)
Operating lease expense	$2,830	$3,002
Financing lease expense	175	80
Short-term lease expense	195	314
Total lease expense	$3,200	$3,396
Cash paid for leases	$2,850	$2,827
Weighted – average remaining lease term – operating leases (years)	7.1	7.8
Weighted – average discount rate – operating leases	9.0%	8.8%

Maturity of operating lease liabilities as of December 31, 2024 are as follows:

(In thousands)
2025	2,390
2026	2,430
2027	2,400
2028	2,490
2029	2,585
Thereafter	6,194
Total operating lease payments	$18,489
Less portion representing imputed interest	(8,516)
Total operating lease liabilities	$9,973
Less current portion	1,612
Long-term portion	$8,361